Accumulated Losses - Disclosure of Detailed Information About Retained Earnings Accumulated Losses (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Accumulated Losses
Accumulated losses at the beginning of the financial year	$ (18,859)	$ (72,431)	$ (34,838)
Loss for the year	(15,979)	(49,220)	(37,593)	$ (20,746)
Accumulated losses at end of the financial year	$ (34,838)	$ (121,651)	$ (72,431)	$ (18,859)